Business Segment - Schedule of Income, and Assets and Liabilities by Segment (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 [1]	Dec. 31, 2023 [1]
Schedule of Income, and Assets and Liabilities by Segment [Line Items]
Net interest and Inflation indexation income	$ 2,070,082	$ 2,162,755	$ 1,920,792
Net fee and commission income	620,703	556,308	534,684
Net Financial Result	272,314	280,480	469,553
Other income	54,519	51,319	75,746
Income from investments in other companies	11,983	16,655	13,409
Total operating income, before expected credit losses	3,029,601	3,067,517	3,014,184
Expected credit losses	(394,862)	(352,706)	(201,944)
Total operating income, net of expected credit losses	2,634,739	2,714,811	2,812,240
Personnel expenses	(570,355)	(582,547)	(582,684)
Administrative expenses	(429,633)	(416,696)	(403,255)
Depreciation and amortization	(95,110)	(94,601)	(92,308)
Impairment of non-financial assets	(1,882)	(2,851)	(1,762)
Other operating expenses	(33,958)	(36,039)	(36,090)
Total operating expenses	(1,130,938)	(1,132,734)	(1,116,099)
Net operating income before income tax	1,503,801	1,582,077	1,696,141
Income tax	(318,388)	(333,601)	(322,114)
Net income for the year	1,185,413	1,248,476	1,374,027
Assets	53,770,931	51,573,452	55,256,441
Current and deferred taxes	333,677	482,090	461,600
Total assets	54,104,608	52,055,542	55,718,041
Liabilities	47,381,530	45,550,348	49,635,288
Current and deferred taxes	35,231	298	808
Total liabilities	47,416,761	45,550,646	49,636,096
Subtotal [Member]
Schedule of Income, and Assets and Liabilities by Segment [Line Items]
Net interest and Inflation indexation income	2,050,358	2,139,296	1,889,716
Net fee and commission income	656,787	608,696	578,557
Net Financial Result	277,857	276,742	468,709
Other income	62,988	55,386	82,936
Income from investments in other companies	12,457	17,052	14,432
Total operating income, before expected credit losses	3,060,447	3,097,172	3,034,350
Expected credit losses	(381,922)	(391,754)	(361,251)
Total operating income, net of expected credit losses	2,678,525	2,705,418	2,673,099
Personnel expenses	(570,376)	(582,567)	(582,704)
Administrative expenses	(462,987)	(462,624)	(441,743)
Depreciation and amortization	(95,110)	(94,601)	(92,308)
Impairment of non-financial assets	(1,882)	(2,851)	(1,762)
Other operating expenses	(34,987)	(36,978)	(37,060)
Total operating expenses	(1,165,342)	(1,179,621)	(1,155,577)
Net operating income before income tax	1,513,183	1,525,797	1,517,522
Income tax	(320,921)	(318,405)	(273,887)
Net income for the year	1,192,262	1,207,392	1,243,635
Assets	53,796,615	51,605,922	55,348,393
Current and deferred taxes	565,752	716,698	681,012
Total assets	54,362,367	52,322,620	56,029,405
Liabilities	48,527,601	46,699,321	50,791,312
Current and deferred taxes	35,231	298	808
Total liabilities	48,562,832	46,699,619	50,792,120
Consolidation adjustments [Member]
Schedule of Income, and Assets and Liabilities by Segment [Line Items]
Net interest and Inflation indexation income	1,526	1,555	944
Net fee and commission income	(19,528)	(36,813)	(32,627)
Net Financial Result	(1,526)	(1,555)	(944)
Other income	(14,876)	(10,074)	(6,851)
Income from investments in other companies
Total operating income, before expected credit losses	(34,404)	(46,887)	(39,478)
Expected credit losses
Total operating income, net of expected credit losses	(34,404)	(46,887)	(39,478)
Personnel expenses	21	20	20
Administrative expenses	33,354	45,928	38,488
Depreciation and amortization
Impairment of non-financial assets
Other operating expenses	1,029	939	970
Total operating expenses	34,404	46,887	39,478
Net operating income before income tax
Income tax
Net income for the year
Assets	(261,464)	(227,179)	(236,853)
Current and deferred taxes
Total assets	(261,464)	(227,179)	(236,853)
Liabilities	(261,464)	(227,179)	(236,853)
Current and deferred taxes
Total liabilities	(261,464)	(227,179)	(236,853)
Retail [Member]
Schedule of Income, and Assets and Liabilities by Segment [Line Items]
Net interest and Inflation indexation income	1,485,820	1,503,824	1,427,085
Net fee and commission income	362,587	323,785	321,736
Net Financial Result	6,111	15,885	10,771
Other income	40,666	41,640	54,623
Income from investments in other companies	9,505	9,291	9,624
Total operating income, before expected credit losses	1,904,689	1,894,425	1,823,839
Expected credit losses	(378,738)	(364,712)	(373,169)
Total operating income, net of expected credit losses	1,525,951	1,529,713	1,450,670
Personnel expenses	(377,347)	(378,596)	(380,149)
Administrative expenses	(331,250)	(336,550)	(326,380)
Depreciation and amortization	(80,696)	(78,846)	(76,893)
Impairment of non-financial assets	(335)	(1,147)	(1,773)
Other operating expenses	(25,590)	(25,448)	(28,439)
Total operating expenses	(815,218)	(820,587)	(813,634)
Net operating income before income tax	710,733	709,126	637,036
Assets	25,819,643	24,832,432	23,583,402
Liabilities	17,893,540	18,015,015	19,123,031
Wholesale [Member]
Schedule of Income, and Assets and Liabilities by Segment [Line Items]
Net interest and Inflation indexation income	674,144	744,346	790,083
Net fee and commission income	93,767	90,343	81,680
Net Financial Result	50,055	47,410	54,902
Other income	15,608	10,338	24,913
Income from investments in other companies	2,329	6,385	3,366
Total operating income, before expected credit losses	835,903	898,822	954,944
Expected credit losses	1,228	(26,033)	9,164
Total operating income, net of expected credit losses	837,131	872,789	964,108
Personnel expenses	(113,707)	(113,623)	(110,822)
Administrative expenses	(78,690)	(75,958)	(74,445)
Depreciation and amortization	(7,103)	(7,791)	(8,502)
Impairment of non-financial assets	(10)		(5)
Other operating expenses	(7,024)	(10,058)	(6,841)
Total operating expenses	(206,534)	(207,430)	(200,615)
Net operating income before income tax	630,597	665,359	763,493
Assets	12,536,827	13,259,610	13,247,584
Liabilities	10,543,300	10,790,972	10,671,254
Treasury [Member]
Schedule of Income, and Assets and Liabilities by Segment [Line Items]
Net interest and Inflation indexation income	(107,552)	(105,115)	(316,290)
Net fee and commission income	3,399	4,376	1,725
Net Financial Result	171,280	160,589	336,515
Other income
Income from investments in other companies	158	980	342
Total operating income, before expected credit losses	67,285	60,830	22,292
Expected credit losses	(4,412)	(1,009)	2,754
Total operating income, net of expected credit losses	62,873	59,821	25,046
Personnel expenses	(3,945)	(3,951)	(2,972)
Administrative expenses	(2,366)	(1,938)	(1,866)
Depreciation and amortization	(542)	(575)	(289)
Impairment of non-financial assets
Other operating expenses	(32)	(52)	(3)
Total operating expenses	(6,885)	(6,516)	(5,130)
Net operating income before income tax	55,988	53,305	19,916
Assets	14,154,573	12,589,488	17,530,710
Liabilities	19,062,619	17,198,350	20,219,857
Subsidiaries [Member]
Schedule of Income, and Assets and Liabilities by Segment [Line Items]
Net interest and Inflation indexation income	(2,054)	(3,759)	(11,162)
Net fee and commission income	197,034	190,192	173,416
Net Financial Result	50,411	52,858	66,521
Other income	6,714	3,408	3,400
Income from investments in other companies	465	396	1,100
Total operating income, before expected credit losses	252,570	243,095	233,275
Expected credit losses
Total operating income, net of expected credit losses	252,570	243,095	233,275
Personnel expenses	(75,377)	(86,397)	(88,761)
Administrative expenses	(50,681)	(48,178)	(39,052)
Depreciation and amortization	(6,769)	(7,389)	(6,624)
Impairment of non-financial assets	(1,537)	(1,704)	16
Other operating expenses	(2,341)	(1,420)	(1,777)
Total operating expenses	(136,705)	(145,088)	(136,198)
Net operating income before income tax	115,865	98,007	97,077
Assets	1,285,572	924,392	986,697
Liabilities	1,028,142	694,984	777,170
Subtotal [Member]
Schedule of Income, and Assets and Liabilities by Segment [Line Items]
Net interest and Inflation indexation income	2,051,884	2,140,851	1,890,660
Net fee and commission income	637,259	571,883	545,930
Net Financial Result	276,331	275,187	467,765
Other income	48,112	45,312	76,085
Income from investments in other companies	12,457	17,052	14,432
Total operating income, before expected credit losses	3,026,043	3,050,285	2,994,872
Expected credit losses	(381,922)	(391,754)	(361,251)
Total operating income, net of expected credit losses	2,644,121	2,658,531	2,633,621
Personnel expenses	(570,355)	(582,547)	(582,684)
Administrative expenses	(429,633)	(416,696)	(403,255)
Depreciation and amortization	(95,110)	(94,601)	(92,308)
Impairment of non-financial assets	(1,882)	(2,851)	(1,762)
Other operating expenses	(33,958)	(36,039)	(36,090)
Total operating expenses	(1,130,938)	(1,132,734)	(1,116,099)
Net operating income before income tax	1,513,183	1,525,797	1,517,522
Income tax	(320,921)	(318,405)	(273,887)
Net income for the year	1,192,262	1,207,392	1,243,635
Assets	53,535,151	51,378,743	55,111,540
Current and deferred taxes	565,752	716,698	681,012
Total assets	54,100,903	52,095,441	55,792,552
Liabilities	48,266,137	46,472,142	50,554,459
Current and deferred taxes	35,231	298	808
Total liabilities	48,301,368	46,472,440	50,555,267
Adjustments to conform IFRS [Member]
Schedule of Income, and Assets and Liabilities by Segment [Line Items]
Net interest and Inflation indexation income	18,198	21,904	30,132
Net fee and commission income	(16,556)	(15,575)	(11,246)
Net Financial Result	(4,017)	5,293	1,788
Other income	6,407	6,007	(339)
Income from investments in other companies	(474)	(397)	(1,023)
Total operating income, before expected credit losses	3,558	17,232	19,312
Expected credit losses	(12,940)	39,048	159,307
Total operating income, net of expected credit losses	(9,382)	56,280	178,619
Personnel expenses
Administrative expenses
Depreciation and amortization
Impairment of non-financial assets
Other operating expenses
Total operating expenses
Net operating income before income tax	(9,382)	56,280	178,619
Income tax	2,533	(15,196)	(48,227)
Net income for the year	(6,849)	41,084	130,392
Assets	235,780	194,709	144,901
Current and deferred taxes	(232,075)	(234,608)	(219,412)
Total assets	3,705	(39,899)	(74,511)
Liabilities	(884,607)	(921,794)	(919,171)
Current and deferred taxes
Total liabilities	$ (884,607)	$ (921,794)	$ (919,171)

[1]	The comparative information was aligned with the new segment structure in accordance with IFRS 8.